UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07390

                         Boulder Total Return Fund, Inc.
                (Exact name of registrant as specified in charter)

                           2344 Spruce Street, Suite A
                                Boulder, CO 80302
               (Address of principal executive offices) (Zip code)

                                Stephen C. Miller
                           2344 Spruce Street, Suite A
                                Boulder, CO 80302
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 444-5483


                      Date of fiscal year end: November 30


             Date of reporting period: July 1, 2005 - June 30, 2006


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006


                                                                                                    Matter
                                                                                                    Proposed Vote
                                                                                                    by       Cast   Vote     For
                                         Shldr                                                      Issuer   (Yes   (For     or
                 Ticker                 Meeting   Record    Mtg    Description of Matter to be      or       or     or       Against
Name of Issuer   Symbol      CUSIP       Date      Date     Type   Voted On                         Holder   No)    Against) Mngmnt

                                                                          To adopt the agreement
                                                                          and plan of merger
                                                                          dated June 5, 2005 by
                                                                          and between Washington
Providian                                                                 Mutual, Inc. and
Financial                                                                 Providian Financial
Corporation    PVN      74406A102      8/31/05     8/1/05  Special     1  Corporation               Issuer   Yes    For      For

                                                                          To approve an
                                                                          adjournment of the
                                                                          special meeting, if
                                                                          necessary, to solicit
                                                                       2  additional proxies        Issuer   Yes    For      For


Washington                                                                Election of six (6)
Mutual         WM       939322103      4/18/06    2/24/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Proposal to ratify the
                                                                          appointment of Deloitte
                                                                          & Touche, LLP as
                                                                          company independent
                                                                       2  auditor for 2006          Issuer   Yes    For      For

                                                                          To amend and restate
                                                                          2003 equity incentive
                                                                          plan; increase  number
                                                                          of shares subject to
                                                                       3  awards made thereunder    Issuer   Yes    For      For

                                                                          Approve executive
                                                                          incentive compensation
                                                                       4  plan                      Issuer   Yes    For      For

                                                                          Proposal to amend the
                                                                          articles of
                                                                          incorporation to
                                                                          declassify the board of
                                                                          directors and establish
                                                                          annual elections for
                                                                          all directors
                                                                          commencing w/ 2007
                                                                          annual mtg., rather
                                                                          than current staggered
                                                                       5  3 year terms.             Issuer   Yes    For      For

                                                                          Proposal relating to
                                                                          the disclosure of the
                                                                          company's political
                                                                       6  contributions             Holder   Yes    Against  For


Citigroup                                                                 Election of sixteen
Inc.           C        172967101      4/18/06    2/24/06  Annual      1  (16) directors            Issuer   Yes    For      For

                                                                          Proposal to ratify the
                                                                          selection of KPMG LLP
                                                                          as the independent
                                                                          registered public
                                                                       2  accounting firm for 2006  Issuer   Yes    For      For
                                                                          To amend article fourth
                                                                          of the restated
                                                                          certificate of
                                                                       3  incorporation             Issuer   Yes    For      For
                                                                          To amend article eighth
                                                                          of the restated
                                                                          certificate of
                                                                       4  incorporation             Issuer   Yes    For      For

                                                                          To amend article ninth
                                                                          of the restated
                                                                          certificate of
                                                                       5  incorporation             Issuer   Yes    For      For

                                                                          Proposal requesting no
                                                                       6  future new stock option   Holder   Yes    For      Against

                                                                          Proposal requesting a
                                                                          report on political
                                                                       7  contributions             Holder   Yes    Against  For

                                                                          Proposal requesting a
                                                                          report on charitable
                                                                       8  contributions             Holder   Yes    Against  For

                                                                          Proposal requesting the
                                                                          adoption of a policy
                                                                          regarding
                                                                          performance-based
                                                                          equity compensation for
                                                                       9  senior executives         Holder   Yes    For      Against

                                                                          Proposal regarding
                                                                          reimbursement of
                                                                          expenses incurred by a
                                                                          stockholder in a
                                                                          contested election of
                                                                      10  directors                 Holder   Yes    Against  For

                                                                          Proposal requesting
                                                                          the  chairman of the
                                                                          board have no
                                                                          management duties,
                                                                          titles or
                                                                      11  responsibilities          Holder   Yes    For      Against

                                                                          Proposal requesting the
                                                                          recoupment of
                                                                          management bonuses in
                                                                          the event of a
                                                                      12  restatement of earnings   Holder   Yes    For      Against


F&C Claymore
Total Return
Fund II        FLC      338479108      4/21/06    1/30/06  Annual      1  Election of Morgan Gust   Issuer   Yes    For      For


F&C Claymore
PFD SEC
Income FD      FFC      338478100      4/21/06    1/30/06  Annual      1  Election of Morgan Gust   Issuer   Yes    For      For


Eaton                                                                     Election of four (4)
Corporation    ETN      278058102      4/26/06    2/27/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Proposal to ratify the
                                                                          appointment of Ernst &
                                                                          Young, LLP as company
                                                                          independent auditor for
                                                                       2  2006                      Issuer   Yes    For      For


Anheuser-Busch
Companies,                                                                Election of five (5)
Inc.           BUD      035229103      4/26/06    2/28/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Amendment of the
                                                                          restated certification
                                                                       2  of incorporation          Issuer   Yes    For      For

                                                                          Approval of the 2006
                                                                          restricted stock plan
                                                                          for non-employee
                                                                       3  directors                 Issuer   Yes    For      For

                                                                          Approval of independent
                                                                          registered public
                                                                       4  accounting firm           Issuer   Yes    For      For


                                                                          Election of thirteen
Pfizer, Inc.   PFE      717081103      4/27/06     3/1/06  Annual      1  (13) directors            Issuer   Yes    For      For

                                                                          Proposal to ratify the
                                                                          appointment of KPMG LLP
                                                                          as independent
                                                                          registered public
                                                                       2  accounting firm for 2006  Issuer   Yes    For      For

                                                                          Management proposal to
                                                                          amend company's
                                                                          restated certificate of
                                                                          incorporation to
                                                                          eliminate supermajority
                                                                          vote requirements and
                                                                       3  fair price provision      Issuer   Yes    Against  Against

                                                                          Proposal relating to
                                                                          term limits for
                                                                       4  directors                 Holder   Yes    Against  For

                                                                          Proposal requesting
                                                                          reporting on
                                                                          pharmaceutical price
                                                                       5  restraint                 Holder   Yes    Against  For

                                                                          Proposal relating to
                                                                       6  cumulative voting         Holder   Yes    Against  For

                                                                          Proposal requesting
                                                                          separation of roles of
                                                                       7  chairman and CEO          Holder   Yes    For      Against

                                                                          Proposal requesting a
                                                                          report on political
                                                                       8  contributions             Holder   Yes    Against  For

                                                                          Proposal requesting a
                                                                          report on the
                                                                          feasibility of amending
                                                                          corporate policy on lab
                                                                       9  animal care and use       Holder   Yes    Against  For

                                                                          Proposal requesting
                                                                          justification for
                                                                          financial contributions
                                                                          which advance
                                                                          animal-based testing
                                                                      10  methodologies             Holder   Yes    Against  For

Johnson &                                                                 Election of thirteen
Johnson        JNJ      478160104      4/27/06    2/28/06  Annual      1  (13) directors            Issuer   Yes    For      For

                                                                          Approval of amendments
                                                                          to the restated
                                                                          certificate of
                                                                       2  incorporation             Issuer   Yes    For      For

                                                                          Proposal to ratify the
                                                                          appointment of
                                                                          Pricewaterhousecooper
                                                                          as independent
                                                                          registered public
                                                                       3  accounting firm           Issuer   Yes    For      For

                                                                          Proposal on charitable
                                                                       4  contributions             Holder   Yes    Against  For

                                                                          Proposal on majority
                                                                          voting requirements for
                                                                       5  director nominees         Holder   Yes    For      Against


Cohen &
Steers Reit                                                               Election of three (3)
& Utility-Com  RTU      19247Y108      4/27/06     3/9/06  Annual      1  directors                 Issuer    Yes   For      For


Bristol-Myers
Squibb                                                                    Election of nine (9)
Company        BMY      110122108       5/2/06     3/6/06  Annual      1  directors                 Issuer    Yes   For      For

                                                                          Ratification of
                                                                          independent registered
                                                                       2  public accounting firm    Issuer    Yes   For      For

                                                                          Executive compensation
                                                                       3  disclosure                Holder    Yes   For      For

                                                                       4  Cumulative voting         Holder   Yes    Against  For

                                                                       5  Recoupment                Holder   Yes    For      For

                                                                       6  Animal treatment          Holder   Yes    Against  For

                                                                       7  Term Limits               Holder   Yes    Against  For


Berkshire                                                                 Election of eleven (11)
Hathaway Inc.  BRK/A    084670108       5/6/06     3/8/06  Annual      1  directors                 Issuer    Yes   For      For


Berkshire
Hathaway                                                                  Election of eleven (11)
Inc., Class B  BRK/B    084670207       5/6/06     3/8/06  Annual      1  directors                 Issuer    Yes   For      For


Aim Select
Real Estate
Income                                                                    Election of five (5)
FD-Common      RRE      0088R107        5/9/06    3/24/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Ratification of audit
                                                                          committee's appointment
                                                                          of PWC LLP as
                                                                          independent registered
                                                                       2  public accountants        Issuer   Yes    For      For


First
Industrial                                                                Election of four (4)
Realty Inc.    FR       32054K103      5/17/06    3/21/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Approval of amendment 1
                                                                          (one) to the 2001 stock
                                                                       2  incentive plan.           Issuer   Yes    For      For

                                                                          Ratification of audit
                                                                          committee's appointment
                                                                          of PWC LLP as
                                                                          independent registered
                                                                       3  public accountants        Issuer   Yes    For      For


The First
American                                                                  Election of fourteen
Corporation    FAF      318522307      5/18/06    3/21/06  Annual;     1  (14) directors            Issuer   Yes    For      For

                                                                          Approval of the 2006
                                                                          incentive compensation
                                                                       2  plan                      Issuer   Yes    For      For


Marsh &
McLennan
Companies,                                                                Election of eleven (11)
Inc.           MMC      571748102      5/18/06    3/20/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Ratification of
                                                                          selection of
                                                                          independent registered
                                                                       2  public accounting firm    Issuer   Yes    For      For

                                                                          Director election
                                                                       3  voting standard           Holder   Yes    For      Against

                                                                          Political contribution
                                                                       4  disclosure                Holder   Yes    Against  For


Yum! Brands,                                                              Election of twelve (12)
Inc.           YUM      988498101      5/18/06    3/20/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Ratification of
                                                                       2  independent auditors      Issuer   Yes    For      For

                                                                          Proposal relating to a
                                                                       3  diversity report          Holder   Yes    Against  For

                                                                          Proposal relating to
                                                                       4  MacBride principals       Holder   Yes    Against  For

                                                                          Proposal relating to
                                                                          food containing
                                                                          genetically engineered
                                                                       5  ingredients               Holder   Yes    Against  For

                                                                          Proposal relating to an
                                                                          animal welfare standard
                                                                       6  report                    Holder   Yes    Against  For


HRPT
Properties                                                                Election of two (2)
Trust          HRP      40426W101      5/23/06    3/24/06  Annual      1  directors                 Holder   Yes    For      For

                                                                          Approve amendments to
                                                                          our declaration of
                                                                          trust that increase
                                                                          certain of our
                                                                          beneficial ownership
                                                                          limitations from 8.5% -
                                                                          9.8% of the value of
                                                                          our total shares
                                                                       2  outstanding               Holder   Yes    Against  Against

                                                                          Approve amendments to
                                                                          our declaration of
                                                                          trust that will provide
                                                                          the board of trustees
                                                                          w// the power to amend
                                                                       3  to change name            Holder   Yes    Against  Against

                                                                          Approve amendment that
                                                                          permits us to issue
                                                                          shares w/o a
                                                                       4  certificates              Holder   Yes    Against  Against

                                                                          Approve amendment to
                                                                          our declaration of
                                                                          trust to remove our
                                                                          obligation to deliver
                                                                          certain reports to our
                                                                       5  shareholders              Holder   AbstainAbstain  Abstain

                                                                          Approve the adjournment
                                                                          or postponement of the
                                                                          meeting if necessary to
                                                                          solicit additional
                                                                          proxies if there are
                                                                          insufficient votes at
                                                                          the time of the meeting
                                                                       6  to approve items 2-5      Holder   AbstainAbstain  Abstain


Hospitality
Properties                                                                Election of two (2)
Trust          HPT      44106M102      5/23/06    3/24/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          To approve an amendment
                                                                          to our declaration of
                                                                          trust that permits us
                                                                          to issue shares w/o
                                                                       2  certificates              Issuer   Yes    For      For

                                                                          To approve an amendment
                                                                          to our declaration of
                                                                          trust to remove our
                                                                          obligation to deliver
                                                                          certain reports to our
                                                                       3  shareholders              Issuer   Yes    For      For

                                                                          To approve an amendment
                                                                          to our declaration of
                                                                          trust that permits
                                                                          affiliates of HRPT
                                                                          Properties Trust to
                                                                          serve as independent
                                                                       4  trustees                  Issuer   Yes    Against  Against

                                                                          To approve the
                                                                          adjournment or
                                                                          postponement of the
                                                                          meeting, if necessary
                                                                          or appropriate, to
                                                                          solicit additional
                                                                          proxies if there are
                                                                          insufficient votes at
                                                                          the time of the meeting
                                                                          to approve items 2, 3,
                                                                       5  and 4                     Issuer   AbstainAbstain  Abstain


Wal-mart                                                                  Election of thirteen
Stores, Inc.   WMT      931142103       6/2/06     4/5/06  Annual      1  (13) directors            Issuer   Yes    For      For

                                                                          Ratification of
                                                                       2  independent accountants   Issuer   Yes    For      For

                                                                          Proposal regarding
                                                                       3  humane poultry slaughter  Holder   Yes    Against  For

                                                                          Proposal regarding a
                                                                          political contributions
                                                                       4  report                    Holder   Yes    Against  For

                                                                          Proposal regarding a
                                                                          director election
                                                                       5  majority vote standard    Holder   Yes    Against  For

                                                                          Proposal regarding a
                                                                       6  sustainability report     Holder   Yes    Against  For

                                                                          Proposal regarding
                                                                       7  compensation disparity    Holder   Yes    Against  For

                                                                          Proposal regarding an
                                                                          equity compensation
                                                                       8  glass ceiling report      Holder   Yes    Against  For


Caterpillar                                                               Election of four (4)
Inc.           CAT      149123101      6/14/06    4/17/06  Annual      1  directors                 Issuer   Yes    For      For

                                                                          Amend Articles of
                                                                       2  Incorporation             Issuer   Yes    Against  Against

                                                                          Approve long-term
                                                                       3  incentive plan            Issuer   AbstainAbstain  Abstain

                                                                          Approve short-term
                                                                       4  incentive plan            Issuer   Yes    Against  Against

                                                                       5  Ratify auditors           Issuer   Yes    For      For

                                                                       6  Declassify board          Holder   Yes    For      Against

                                                                       7  Separate CEO & Chair      Holder   Yes    For      Against

                                                                       8  Majority vote standard    Holder   Yes    For      Against


Floating
Rate, Inc.
Strat Fd II,                                                              Election of seven (7)
Inc.           FRB        339736100  8/15/2006   6/2/2006  Special     1  directors                 Issuer   Yes    For      For

                                                                          Approve a new
                                                                          investment advisory
                                                                          agreement w/ Blackrock
                                                                       2  Advisors, Inc.            Issuer   Yes    For      For

                                                                          Approve a contingent
                                                                          subadvisory with
                                                                       3  Blackrock Advisors, Inc.  Issuer   Yes    For      For


Floating
Rate Income
Stratagies                                                                Election of seven (7)
FD-Com         FRA        339735102  8/15/2006   6/2/2006  Special     1  directors                 Issuer   Yes    For      For

                                                                          Approve a new
                                                                          investment advisory
                                                                          agreement w/ Blackrock
                                                                       2  Advisors, Inc.            Issuer   Yes    For      For

                                                                          Approve a contingent
                                                                          subadvisory agreement
                                                                          w/ Blackrock Advisors,
                                                                       3  Inc.                      Issuer   Yes    For      For


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Boulder Total Return Fund, Inc.


By (Signature and Title)*       /s/ Stephen C. Miller

                          Stephen C. Miller, President
                          (Principal Executive Officer)

*Print the name and title of each signing officer under his or her signature.